CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash and equivalents	$ 1,376,740	$ 2,119,794	$ 1,095,827
Due from distributors	281,695	4,938,790	684,210
Advances to aggregators	401,495	717,924	3,288,850
Other current assets		819,744	1,122,735
Other current assets	1,778,962	819,744	1,122,735
Current assets - discontinued operations		0	9,628,107
Total current assets	3,437,397	8,596,252	15,819,729
Property and equipment, net	3,368,236	3,508,835	3,890,064
Equity investments		190,172	201,600
Goodwill	13,458,612	13,810,117	14,633,237
Other intangible assets, net	4,277,788	4,640,092	4,937,104
Other non-current assets	655,890	758,549	308,267
Total assets	25,197,923	31,504,017	39,790,001
Current Liabilities
Accounts payable	1,762,571	2,789,486	1,255,085
Accrued liabilities	2,568,517	3,220,242	1,285,027
Related party payables	1,737,149	1,215,401	717,486
Current portion of long-term debt, net	5,616,994	895,609	332,308
Advances from distributors	2,285,918	4,013,509	658,346
Put liability - Noncontrolling interest investment	3,000,000	3,000,000	0
Preferred stock dividends	140,500	0
Current liabilities - discontinued operations		0	10,807,894
Total current liabilities	17,111,649	15,134,247	15,056,146
Long-term debt	1,883,603	5,167,558	6,079,319
Other non-current liabilities	157,309	208,816	176,270
Commitments and contingencies
Preferred stock Series D	1,225,000	600,000	0
Shareholders’ Equity
Preferred stock Series E, $0.001 par value; 25,000 authorized, 2,530 and zero shares issued and outstanding as of December 31 and March 31, 2016, respectively	3	0
Common stock 200,000,000 shares authorized, $0.001 par value; 58,612,098 and 50,648,438 shares issued and outstanding as of December 31 and March 31, 2016, respectively	58,612	50,648	39,314
Stock subscribed zero and 1,533,600 shares issued and outstanding as of March 31, 2016 and 2015, respectively		0	1,534
Additional paid-in capital	50,861,480	46,473,010	35,982,933
Accumulated deficit	(45,695,315)	(40,089,408)	(24,136,830)
Cumulative other comprehensive loss	(1,701,841)	(1,429,525)	(499,383)
Total MoneyOnMobile, Inc. shareholders’ equity	3,522,939	5,004,725	11,387,568
Noncontrolling interest	1,297,423	5,388,671	7,090,698
Total shareholders’ equity	4,820,362	10,393,396	18,478,266
Total liabilities	19,152,561	20,510,621	21,311,735
Total liabilities and shareholders’ equity	$ 25,197,923	$ 31,504,017	$ 39,790,001